Label	Element	Value
Document And Entity Information Elements	PRO_DocumentAndEntityInformationElementsUsdAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	Procure ETF Trust II
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Entity Central Index Key	dei_EntityCentralIndexKey	0001727398
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2020
Prospectus Date	rr_ProspectusDate	Sep. 30, 2020